EQUITY - Series F Preferred Shares (Details) $ / shares in Units, $ in Thousands, ¥ in Millions				1 Months Ended			12 Months Ended
		Jul. 03, 2023 USD ($) $ / shares shares	Dec. 28, 2022 USD ($) $ / shares shares	Nov. 30, 2023 shares	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥) shares	Feb. 28, 2023 shares	Jan. 31, 2023 CNY (¥)	Jan. 31, 2022 USD ($)	Dec. 29, 2020 $ / shares
Class of Stock [Line Item]
Ordinarty shares subscribed	[1]						$ 37		$ 11
Ordinary shares, issued | shares							49,806,556		15,891,257		49,806,556
Warrants exercise price | $ / shares															$ 3.00
Paid issuance cost									$ 1,976
Percentage of issuance costs allocated to warrants							30.00%	30.00%
General and administrative expenses							$ 18,013		$ 46,488	$ 43,734
Common Stock
Class of Stock [Line Item]
Issuance of ordinary shares for redemption of warrants (shares) | shares							6,536,000	6,536,000
Stanley Star Group
Class of Stock [Line Item]
Total amount of investment agreed			$ 50,000,000
Number of ordinary shares consisted by units | shares			50,000,000
Conversion price | $ / shares			$ 1.00
Derong Group
Class of Stock [Line Item]
Ordinarty shares subscribed													¥ 100	$ 15,400
Ordinary shares, issued | shares												293,769
Warrant share issued | shares		6,500,000
Warrants exercise price | $ / shares		$ 15.00
Warrant shares classified as equity measured at fair value		$ 1,417					$ 472
Adjustments to additional paidIn capital stock issued issuance costs							472
Proceeds allocated to issued ordinary shares		$ 3,298
Paid issuance cost							$ 1,575	¥ 100
Percentage of issuance costs allocated to general							70.00%	70.00%
Payment received from investment					$ 4,600	¥ 30		¥ 30
General and administrative expenses							$ 1,103
Uncertainty of Remaining Investment. | ¥											¥ 70
Derong Group | Common Stock
Class of Stock [Line Item]
Issuance of ordinary shares for redemption of warrants (shares) | shares				6,500,000

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one-for-fifteenth ordinary shares effective on September 14, 2023.